PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS Defined Contribution Plans (Details) - USD ($) $ in Millions	4 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Contributions by Employer		$ 98
Dow Employee Savings Plan or 401(k) Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Contributions by Employer				$ 242
DuPont U.S. Retirement Savings Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 183	$ 78	$ 82
Defined Contribution Plan, Employer Matching Contribution, Percent of Match		100.00%
Defined Contribution Plan Employer Discretionary Contribution Percent		3.00%	3.00%
Defined Contribution Plan Employers Discretionary Contribution Vesting Period		3 years	3 years
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay		6.00%
DuPont Other Contribution Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 51	$ 38	$ 24